Other liabilities (Details 5) - Terminal Aeroportuaria Guayaquil S.A. ("TAGSA") $ in Thousands	Dec. 31, 2017 USD ($)
Annual discount rate
Disclosure of sensitivity analysis for actuarial assumptions [line items]
Percentage of reasonably possible increase in actuarial assumption	1.00%
Percentage of reasonably possible decrease in actuarial assumption	(1.00%)
Increase (decrease) in defined benefit obligation due to reasonably possible increase in actuarial assumption	$ 1,068
Increase (decrease) in defined benefit obligation due to reasonably possible decrease in actuarial assumption	$ 1,406
Annual employee future wage increase
Disclosure of sensitivity analysis for actuarial assumptions [line items]
Percentage of reasonably possible increase in actuarial assumption	1.00%
Percentage of reasonably possible decrease in actuarial assumption	(1.00%)
Increase (decrease) in defined benefit obligation due to reasonably possible increase in actuarial assumption	$ 1,410
Increase (decrease) in defined benefit obligation due to reasonably possible decrease in actuarial assumption	$ 1,062
Annual turnover rate
Disclosure of sensitivity analysis for actuarial assumptions [line items]
Percentage of reasonably possible increase in actuarial assumption	5.00%
Percentage of reasonably possible decrease in actuarial assumption	(5.00%)
Increase (decrease) in defined benefit obligation due to reasonably possible increase in actuarial assumption	$ 1,204
Increase (decrease) in defined benefit obligation due to reasonably possible decrease in actuarial assumption	$ 1,246